Operating Costs and Expenses - Schedule of Operating Costs and Expenses (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Energy purchased for resale		R$ 14,648	R$ 14,614	R$ 16,101
Basic network usage charges		2,937	2,671	3,337
Gas purchased for resale		2,237	2,735	2,011
Total costs of energy and gas		19,822	20,020	21,449
Supply from itaipu binacional [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Energy purchased for resale		1,207	1,644	1,946
Physical guarantee quota contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Energy purchased for resale		918	925	832
Quotas for Angra I and II nuclear plants [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Energy purchased for resale		364	357	244
Spot market [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Energy purchased for resale		478	530	1,224
Proinfa program [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Energy purchased for resale		511	598	401
Bilateral contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Energy purchased for resale		510	493	418
Energy acquired in regulated market auctions [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Energy purchased for resale		3,940	3,334	6,242
Energy acquired in the free market [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Energy purchased for resale	[1]	5,612	6,003	4,976
Distributed generation ('geracao distribuida') [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Energy purchased for resale		2,331	1,977	1,268
PIS/pasep and cofins credits [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Energy purchased for resale		(1,223)	(1,247)	(1,450)
Basic network usage charges		(337)	(304)	(367)
Transmission Charges Basic Grid [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Basic network usage charges		3,220	2,925	3,663
Distribution Charges [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Basic network usage charges		R$ 54	R$ 50	R$ 41

[1]	The energy acquired in the free environment by the Parent Company derives from the contracts transferred by Cemig GT, as a result of the process of partial segregation of the Company's energy trading business.